Other liabilities (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Warrant outstanding, beginning of year	5,097,550	2,289,667
Shares granted share		2,807,883
Warrant outstanding, end of year	5,097,550	5,097,550
Exercisable, end of year shares	5,097,550	5,097,550
Weighted average exercise price beginning balance	$ 4.50	$ 4.50
Weighted average exercise price granted	0	4.50
Weighted average exercise price ending balance	4.50	4.50
Weighted average exercise price Outstanding, end of year	$ 4.50	$ 4.50